Average Annual Total Returns - Short Duration High Yield Municipal Fund	Class A Inception Date	Class A 1 Year	Class A Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Inception Date	Class C 1 Year	Class C Since Inception	Class Y Inception Date	Class Y 1 Year	Class Y Since Inception	Class R5 Inception Date	Class R5 1 Year	Class R5 Since Inception	Class R6 Inception Date	Class R6 1 Year	Class R6 Since Inception		S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes) Since Inception	Custom Invesco Short Duration High Yield Municipal Index (60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index) (reflects no deduction for fees, expenses or taxes) 1 Year
Custom Invesco Short Duration High Yield Municipal Index (60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index) (reflects no deduction for fees, expenses or taxes)
Since Inception
																									Lipper High Yield Municipal Debt Funds Index 1 Year	Lipper High Yield Municipal Debt Funds Index Since Inception
Total	Sep. 30, 2015	4.84%	4.47%	4.84%	4.46%	4.21%	4.18%	Sep. 30, 2015	5.78%	4.31%	Sep. 30, 2015	7.83%	5.38%	Sep. 30, 2015	7.83%	5.38%	Apr. 04, 2017	7.82%	5.30%	[1]	10.77%	6.58%	7.64%	4.52%	9.51%	5.36%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursements.